Income Taxes - Movement in Deferred Tax Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₨ 3,849	₨ (3,516)	₨ (822)
Credit/(charge) in the consolidated statement of income	(1,592)	3,944	1,288
Credit/(charge) in the Other comprehensive income	(616)	1,573	(1,218)
On account of business combination		(113)	(2,764)
Assets held for sale		1,961
Other (if any)	546
Ending balance	2,187	3,849	(3,516)
Carry forward losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,694	5,513	5,250
Credit/(charge) in the consolidated statement of income	(2,879)	133	825
Credit/(charge) in the Other comprehensive income	334	48	(562)
Ending balance	3,149	5,694	5,513
Trade payables, accrued expenses and other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,107	3,151	3,270
Credit/(charge) in the consolidated statement of income	295	243	(44)
Credit/(charge) in the Other comprehensive income	(22)	(246)	(75)
Assets held for sale		(41)
Other (if any)	333
Ending balance	3,713	3,107	3,151
Allowances for lifetime expected credit loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,499	2,955	3,039
Credit/(charge) in the consolidated statement of income	9	1,564	(77)
Credit/(charge) in the Other comprehensive income	2	2	(7)
Assets held for sale		(22)
Other (if any)	11
Ending balance	4,521	4,499	2,955
Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	74	1,520	1,457
Credit/(charge) in the consolidated statement of income	(74)	(1,446)	63
Ending balance		74	1,520
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,166)	(4,153)	(4,262)
Credit/(charge) in the consolidated statement of income	219	912	(249)
Credit/(charge) in the Other comprehensive income	(94)	(75)	358
Assets held for sale		1,150
Other (if any)	201
Ending balance	(1,840)	(2,166)	(4,153)
Amortizable goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,810)	(4,057)	(3,963)
Credit/(charge) in the consolidated statement of income	16	1,522	(401)
Credit/(charge) in the Other comprehensive income	(105)	(53)	307
Assets held for sale		778
Ending balance	(1,899)	(1,810)	(4,057)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,190)	(4,511)	(4,665)
Credit/(charge) in the consolidated statement of income	1,076	1,546	2,639
Credit/(charge) in the Other comprehensive income	(181)	(112)	279
On account of business combination		(113)	(2,764)
Ending balance	(2,295)	(3,190)	(4,511)
Interest on bonds and fair value movement of investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,712)	(2,245)	(814)
Credit/(charge) in the consolidated statement of income	186	(112)	(837)
Credit/(charge) in the Other comprehensive income	71	645	(594)
Ending balance	(1,455)	(1,712)	(2,245)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	29	(1,419)	(458)
Credit/(charge) in the Other comprehensive income	(633)	1,448	(961)
Ending balance	(604)	29	(1,419)
Contract liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(273)	(183)	(4)
Credit/(charge) in the consolidated statement of income	(1)	(35)	(192)
Credit/(charge) in the Other comprehensive income	(15)	(9)	13
Assets held for sale		(46)
Ending balance	(289)	(273)	(183)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(403)	(87)	328
Credit/(charge) in the consolidated statement of income	(439)	(383)	(439)
Credit/(charge) in the Other comprehensive income	27	(75)	24
Assets held for sale		142
Other (if any)	1
Ending balance	₨ (814)	₨ (403)	₨ (87)